SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment in equity affiliates
Carrying amount of equity investment in affiliates	$ 27,781,818	$ 25,568,061
Impairments recorded	$ 0	0	$ 0
Period to reclassify project assets to property, plant and equipment	1 year
Project assets held for sale
Project assets - Module cost	$ 238,020,983	24,355,693
Project assets - Project construction and others (Note 1)	293,323,175	35,749,058
Total build-to-sell project assets	531,344,158	60,104,751
Impairment loss of build-to-sell project assets	$ 0	$ 3,379,824	$ 10,660,148
Minimum
Investment in equity affiliates
Equity method investments ownership (as a percent)	20.00%